Acquisitions, Summary of Acquisitions (Details) € in Millions, $ in Millions	Oct. 31, 2019 USD ($)	Feb. 15, 2019 USD ($)	Oct. 31, 2018 USD ($)	Dec. 01, 2017 USD ($)	Dec. 01, 2017 EUR (€)	Sep. 01, 2017 USD ($)
Summary of acquisitions [Abstract]
Goodwill	$ 26.8		$ 4,863.9
Shares consideration	0.0		6,514.2
Cash consideration	89.0		16.7
Total consideration	89.0		6,530.9
Carrying Value at Acquisition [Member]
Summary of acquisitions [Abstract]
Net (liabilities)/assets	0.9		(2,490.8)
Fair Value Adjustments [Member]
Summary of acquisitions [Abstract]
Net (liabilities)/assets	61.3		4,157.7
Interset Software Inc. [Member]
Summary of acquisitions [Abstract]
Net (liabilities)/assets		$ 62.2
Goodwill	26.8	26.8
Shares consideration	0.0
Cash consideration	89.0	89.0
Total consideration	89.0	89.0
Interset Software Inc. [Member] | Carrying Value at Acquisition [Member]
Summary of acquisitions [Abstract]
Net (liabilities)/assets	0.9	0.9
Interset Software Inc. [Member] | Fair Value Adjustments [Member]
Summary of acquisitions [Abstract]
Net (liabilities)/assets	61.3	$ 61.3
HPE Software Business [Member]
Summary of acquisitions [Abstract]
Net (liabilities)/assets						$ 1,655.9
Goodwill			4,858.3			4,858.3
Shares consideration			6,514.2			6,514.2
Cash consideration			0.0
Total consideration			6,514.2			6,514.2
HPE Software Business [Member] | Carrying Value at Acquisition [Member]
Summary of acquisitions [Abstract]
Net (liabilities)/assets			(2,487.8)			(2,487.8)
Goodwill						0.0
HPE Software Business [Member] | Fair Value Adjustments [Member]
Summary of acquisitions [Abstract]
Net (liabilities)/assets			4,143.7			$ 4,143.7
COBOL-IT [Member]
Summary of acquisitions [Abstract]
Goodwill			5.6	$ 5.6
Shares consideration			0.0
Cash consideration			16.7
Total consideration			16.7	$ 16.7	€ 11.3
COBOL-IT [Member] | Carrying Value at Acquisition [Member]
Summary of acquisitions [Abstract]
Net (liabilities)/assets			(3.0)
COBOL-IT [Member] | Fair Value Adjustments [Member]
Summary of acquisitions [Abstract]
Net (liabilities)/assets			$ 14.0
Total Acquisitions [Member]
Summary of acquisitions [Abstract]
Goodwill	4,890.7
Shares consideration	6,514.2
Cash consideration	105.7
Total consideration	6,619.9
Total Acquisitions [Member] | Carrying Value at Acquisition [Member]
Summary of acquisitions [Abstract]
Net (liabilities)/assets	(2,489.8)
Total Acquisitions [Member] | Fair Value Adjustments [Member]
Summary of acquisitions [Abstract]
Net (liabilities)/assets	$ 4,219.0